Property And Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule Of Property And Equipment
Property and equipment as of December 31, 2013 and 2012 consisted of the following (in millions):

	2013	2012
Drilling rigs and equipment	$15,839.0	$13,499.4
Other	101.0	89.1
Work in progress	1,558.5	2,148.6
	$17,498.5	$15,737.1